Property and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property and Equipment, Net
Property and Equipment, Net

7. Property and Equipment, Net

	As of December 31
	2013	2014
	$	$
Cost
Furniture, fixtures and equipment	27,332,339	76,039,704
Leasehold improvements	6,331,139	19,438,406
Motor vehicles and software	6,123,775	10,372,408
Construction in process	—	235,652,997

Sub-total	39,787,253	341,503,515
Less: accumulated depreciation	(15,487,835)	(33,433,211)

Property and equipment, net	24,299,418	308,070,304

	Year ended December 31,
	2012	2013	2014
	$	$	$
Depreciation expenses were charged to:
Fulfillment expenses	2,265,757	3,167,289	4,671,695
Marketing expenses	6,648	17,127	374,149
Technology and content expenses	1,634,180	3,442,934	10,648,715
General and administrative expenses	620,537	2,211,543	2,250,817

Total	4,527,122	8,838,893	17,945,376